UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 6/30/19

Item 1. Proxy Voting Records.

Franklin Alabama Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Arizona Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Colorado Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Connecticut Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Federal Intermediate-Term Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Federal Limited-Term Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Florida Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Georgia Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin High Yield Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Kentucky Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Louisiana Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Maryland Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Massachusetts Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Michigan Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Minnesota Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Missouri Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin New Jersey Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin North Carolina Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Ohio Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Oregon Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Pennsylvania Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Virginia Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Tax-Free Trust

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2019

* Print the name and title of each signing officer under his or her signature.